Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company	12 Months Ended
	Dec. 31, 2020	May 08, 2019
China International Assets and Equity of Artworks Exchange Limited [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	China International Assets and Equity of Artworks Exchange Limited ("International Culture")
Background	A Hong Kong company Incorporated on November 22, 2013, commenced operations in March 2018. Engages in providing an online platform that facilitates e-commerce of artwork and collectibles trading
Ownership	100.00%
HKDAEx Limited [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	HKDAEx Limited ("HKDAEx")
Background	A Hong Kong company Incorporated on April 18, 2018 Operating entity engages in e-commerce of commodities trading, such as teas and Yunan Ham and mitten crabs
Ownership	100.00%
Oriental Culture BVI [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Oriental Culture BVI
Background	A British Virgin Islands company Incorporated on December 6, 2018
Ownership	100.00%
Oriental Culture HK [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Oriental Culture HK
Background	A Hong Kong company Incorporated on January 3, 2019
Ownership	100% owned by Oriental Culture BVI
Oriental Culture WFOE [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Oriental Culture WFOE
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on May 7, 2019
Ownership	100% owned by Oriental Culture HK
Jiangsu Yanggu [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Jiangsu Yanggu
Background	A PRC limited liability company Incorporated on August 23, 2017, commenced operations in March 2018. Holding company of Nanjing Yanyu and Nanjing Yanqing
Ownership		100.00%
Ownership	VIE of Oriental Culture WFOE
Nanjing Yanyu Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Nanjing Yanyu Information Technology Co., Ltd. ("Nanjing Yanyu")
Background	A PRC limited liability company Incorporated on June 7, 2018 Provides support services to Jiangsu Yanggu, Kashi Longrui and Kashi Dongfang
Ownership	100% owned by Jiangsu Yanggu
Nanjing Yanqing Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Nanjing Yanqing Information Technology Co., Ltd. ("Nanjing Yanqing")
Background	A PRC limited liability company Incorporated on May 17, 2018 Holding company of Kashi Longrui and Kashi Dongfang
Ownership	100% owned by Jiangsu Yanggu
Kashi Longrui Business Management Service Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Kashi Longrui Business Management Service Co., Ltd. ("Kashi Longrui")
Background	A PRC limited liability company Incorporated on July 19, 2018 Operating entity provides marketing services
Ownership	100% owned by Nanjing Yanqing
Kashi Dongfang Cangpin Culture Development Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements reflect the activities of the company [Line Items]
Name	Kashi Dongfang Cangpin Culture Development Co., Ltd. ("Kashi Dongfang")
Background	A PRC limited liability company Incorporated on August 29, 2018 Operating entity provides listing and warehouse services
Ownership	100% owned by Nanjing Yanqing